OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, RESTRUCTURING AND SPECIFIC PROVISIONS - Disclosure of Operating Expenses Before Credit Impairment Restructuring and Specific Provisions (Details) - GBP (£)
£ in Millions
		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Expenses by nature [abstract]
Staff costs		£ 603	£ 611
Operational losses		47	42
Other administration expenses		533	502
Depreciation, amortisation and impairment		170	176
Total operating expenses before impairment losses, provisions and charges	[1]	£ 1,353	£ 1,331

[1]	1 Restated to reflect the change in accounting policy, as set out in Note 1.